TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.7%
Apparel & Textile Products	0.9%
LVMH Moet Hennessy Louis Vuitton S.E.		12,731	$7,041,932
Asset Management	1.1%
Ares Management Corp. - Class A		35,434	3,944,159
LPL Financial Holdings, Inc.		13,961	3,932,534
			7,876,693
Automotive	0.9%
BYD Co. Ltd. - Class H		412,266	3,808,395
Toyota Motor Corp.		165,955	2,781,312
			6,589,707
Banking	7.4%
Bank of America Corp.		129,903	7,401,873
Credicorp Ltd.		15,343	5,977,326
DNB Bank ASA		225,195	6,704,548
Grupo Financiero Banorte S.A.B. de C.V., Series O		442,126	4,666,373
HDFC Bank Ltd. - ADR		255,853	6,608,683
KBC Group N.V.		63,499	8,655,687
PNC Financial Services Group (The), Inc.		41,954	10,329,914
Sumitomo Mitsui Trust Group, Inc.		143,227	5,335,502
			55,679,906
Biotechnology & Pharmaceuticals	6.0%
AstraZeneca PLC		55,562	10,391,731
Gilead Sciences, Inc.		51,738	6,536,579
Merck & Co., Inc.		66,691	8,569,794
Roche Holding A.G.		20,611	8,489,283
Vertex Pharmaceuticals, Inc.(a)		22,965	11,407,404
			45,394,791
Chemicals	2.2%
Ecolab, Inc.		28,314	7,888,564
Linde PLC		16,708	8,670,449
			16,559,013
Commercial Support Services	0.8%
Compass Group PLC		175,964	5,683,637
Construction Materials	0.6%
Sika A.G. - REG		21,239	4,383,172
Diversified Industrials	1.5%
Siemens A.G. - REG		33,747	10,840,954
E-Commerce Discretionary	1.0%
MercadoLibre, Inc.(a)		4,411	7,487,187
Electric Utilities	0.6%
Terna - Rete Elettrica Nazionale		365,536	4,276,853
Electrical Equipment	4.2%
Assa Abloy AB - Class B		159,174	5,620,793
Prysmian S.p.A.		65,696	10,963,134

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Schneider Electric S.E.		19,183	$6,255,539
Trane Technologies PLC		17,684	8,685,673
			31,525,139
Engineering & Construction	0.9%
Quanta Services, Inc.		9,573	6,892,943
Entertainment Content	0.8%
Netflix, Inc.(a)		86,141	6,150,467
Food	0.8%
Kerry Group PLC - Class A		68,233	6,264,329
Gas & Water Utilities	1.0%
American Water Works Co., Inc.		55,309	7,277,558
Health Care Facilities & Services	1.0%
Elevance Health, Inc.		20,225	7,821,614
Household Products	3.6%
Haleon PLC		1,430,569	6,597,880
L'Oreal S.A.		20,188	8,849,581
Unilever PLC		192,826	11,600,006
			27,047,467
Industrial Support Services	1.0%
United Rentals, Inc.		6,837	7,745,569
Institutional Financial Services	2.5%
Bank of New York Mellon (The) Corp.		81,137	11,733,222
Intercontinental Exchange, Inc.		59,068	7,271,861
			19,005,083
Insurance	3.3%
AIA Group Ltd.		542,234	4,939,865
Allianz S.E. - REG		21,292	10,074,324
Aviva PLC		351,570	3,032,143
Travelers (The) Cos., Inc.		20,959	6,918,985
			24,965,317
Internet Media & Services	7.3%
Alphabet, Inc. - Class A		138,050	49,334,929
Spotify Technology S.A.(a)		12,763	5,859,876
			55,194,805
Leisure Facilities & Services	3.0%
Chipotle Mexican Grill, Inc.(a)		122,648	4,170,032
Indian Hotels (The) Co. Ltd.		773,126	5,831,192
Marriott International, Inc. - Class A		21,883	8,109,621
Starbucks Corp.		44,964	4,594,871
			22,705,716
Machinery	3.8%
Atlas Copco AB - Class A		284,701	5,759,291
Daifuku Co. Ltd.		205,234	8,993,464

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Deere & Co.		11,819	$7,497,146
Kurita Water Industries Ltd.		112,571	6,335,602
			28,585,503
Medical Equipment & Devices	1.7%
Alcon A.G.		66,117	4,467,807
Hoya Corp.		25,010	3,991,571
Stryker Corp.		12,553	3,952,187
			12,411,565
Real Estate Investment Trusts	1.5%
American Tower Corp.		21,799	3,565,662
Prologis, Inc.		58,757	7,959,811
			11,525,473
Real Estate Services	0.8%
Jones Lang LaSalle, Inc.(a)		19,331	5,991,644
Renewable Energy	0.8%
First Solar, Inc.(a)		26,703	6,300,840
Retail - Consumer Staples	1.0%
Costco Wholesale Corp.		3,258	3,047,761
Target Corp.		35,209	4,598,648
			7,646,409
Retail - Discretionary	3.8%
Ferguson Enterprises, Inc.		28,336	6,742,981
Home Depot (The), Inc.		15,373	5,421,750
Industria de Diseno Textil S.A.		99,930	6,293,603
Lululemon Athletica, Inc.(a)		18,384	2,099,085
TJX (The) Cos., Inc.		55,065	8,342,347
			28,899,766
Semiconductors	15.2%
Applied Materials, Inc.		27,692	20,021,316
ASML Holding N.V.		7,778	15,298,328
Infineon Technologies A.G.		206,915	19,308,510
NVIDIA Corp.		210,549	42,128,749
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		36,810	17,579,352
			114,336,255
Software	9.3%
Cadence Design Systems, Inc.(a)		25,151	9,439,673
Intuit, Inc.		11,656	3,042,216
Microsoft Corp.		78,255	29,190,680
Palo Alto Networks, Inc.(a)		43,030	14,674,091
ServiceNow, Inc.(a)		70,361	6,985,440
Shopify, Inc. - Class A(a)		58,591	6,689,921
			70,022,021
Specialty Finance	2.1%
Visa, Inc. - Class A		45,582	15,638,728

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Technology Hardware	4.8%
Apple, Inc.		88,056	$25,479,884
Cisco Systems, Inc.		61,717	7,249,279
Nintendo Co. Ltd.		81,419	3,412,593
			36,141,756
Transportation & Logistics	1.5%
International Container Terminal Services, Inc.		377,127	5,469,171
Union Pacific Corp.		19,959	5,428,848
			10,898,019
TOTAL COMMON STOCKS (Cost $479,897,214)			742,807,831
SHORT-TERM INVESTMENTS	1.0%
Northern Institutional Funds Treasury Portfolio (Premier Class), 3.51%(b)		7,190,738	7,190,738
TOTAL SHORT-TERM INVESTMENTS (Cost $7,190,738)			7,190,738
TOTAL INVESTMENTS (Cost $487,087,952)	99.7%		749,998,569
NET OTHER ASSETS (LIABILITIES)	0.3%		2,515,436
NET ASSETS	100.0%		$752,514,005

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At June 30, 2026 the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	60.1%
Germany	5.4
United Kingdom	5.0
Japan	4.1
Ireland	3.2
France	2.9
Taiwan	2.3
Switzerland	2.3
Italy	2.1
Netherlands	2.0
All other countries less than 2%	10.3
Total	99.7%

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.0%
Aerospace & Defense	1.8%
Hexcel Corp.		6,105	$610,866
Apparel & Textile Products	1.4%
Deckers Outdoor Corp.(a)		4,921	488,606
Asset Management	3.3%
LPL Financial Holdings, Inc.		1,307	368,156
StepStone Group, Inc. - Class A		8,795	363,761
Stifel Financial Corp.		5,373	374,874
			1,106,791
Banking	7.6%
East West Bancorp, Inc.		8,531	1,101,267
Fifth Third Bancorp		5,932	334,387
KeyCorp		14,007	322,861
QCR Holdings, Inc.		4,479	436,031
Valley National Bancorp		24,291	355,863
			2,550,409
Chemicals	4.7%
Avery Dennison Corp.		1,591	258,299
Ingevity Corp.(a)		7,700	574,959
Rogers Corp.(a)		2,338	382,801
Sensient Technologies Corp.		2,907	358,404
			1,574,463
Construction Materials	1.0%
Trex Co., Inc.(a)		6,477	324,109
Consumer Services	0.9%
Bright Horizons Family Solutions, Inc.(a)		4,332	307,052
Containers & Packaging	1.0%
AptarGroup, Inc.		2,730	341,796
E-Commerce Discretionary	1.1%
Etsy, Inc.(a)		5,103	384,409
Electric Utilities	1.8%
CMS Energy Corp.		4,376	334,764
Ormat Technologies, Inc.		2,411	262,558
			597,322
Electrical Equipment	7.1%
Allegion PLC		2,991	420,205
Badger Meter, Inc.		2,121	314,714
nVent Electric PLC		3,880	658,087
SPX Technologies, Inc.(a)		1,871	458,713
Trimble, Inc.(a)		10,171	520,552
			2,372,271

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Engineering & Construction	4.4%
MYR Group, Inc.(a)		2,014	$1,007,805
Tetra Tech, Inc.		16,039	463,367
			1,471,172
Food	1.0%
McCormick & Co., Inc. (Non Voting)		6,674	336,503
Health Care Facilities & Services	3.0%
Encompass Health Corp.		6,183	624,978
Quest Diagnostics, Inc.		1,871	396,558
			1,021,536
Household Products	0.6%
elf Beauty, Inc.(a)		2,961	219,114
Industrial Intermediate Products	2.1%
Valmont Industries, Inc.		1,228	709,293
Insurance	3.4%
Hanover Insurance Group (The), Inc.		2,593	555,213
Palomar Holdings, Inc.(a)		2,833	358,063
Reinsurance Group of America, Inc.		1,159	246,461
			1,159,737
Leisure Facilities & Services	4.4%
Cava Group, Inc.(a)		3,364	264,007
Domino's Pizza, Inc.		1,233	365,017
InterContinental Hotels Group PLC - ADR		3,349	579,779
Liberty Media Corp.-Liberty Formula One - Class C(a)		2,892	275,145
			1,483,948
Machinery	4.1%
Lincoln Electric Holdings, Inc.		2,996	795,468
MSA Safety, Inc.		3,393	592,350
			1,387,818
Medical Equipment & Devices	6.3%
IRhythm Holdings, Inc.(a)		1,551	184,492
Merit Medical Systems, Inc.(a)		7,318	507,430
Omnicell, Inc.(a)		9,665	401,291
Penumbra, Inc.(a)		1,444	455,943
TransMedics Group, Inc.(a)		3,457	229,614
Waters Corp.(a)		880	330,035
			2,108,805
Publishing & Broadcasting	2.2%
New York Times (The) Co. - Class A		10,402	727,932
Real Estate Investment Trusts	4.6%
Camden Property Trust		1,960	224,401
CubeSmart		6,164	245,142
EastGroup Properties, Inc.		2,313	468,452

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Federal Realty Investment Trust		2,643	$326,252
Lamar Advertising Co. - Class A		1,788	278,892
			1,543,139
Real Estate Services	1.3%
Jones Lang LaSalle, Inc.(a)		1,415	438,579
Renewable Energy	2.7%
First Solar, Inc.(a)		2,259	533,033
Nextpower, Inc. - Class A (a)		3,276	390,303
			923,336
Retail - Consumer Staples	1.3%
BJ's Wholesale Club Holdings, Inc.(a)		4,887	426,244
Retail - Discretionary	3.9%
Burlington Stores, Inc.(a)		2,136	676,685
Freshpet, Inc.(a)		3,192	188,711
Ulta Beauty, Inc.(a)		972	438,353
			1,303,749
Semiconductors	8.4%
Allegro MicroSystems, Inc.(a)		11,625	809,333
Entegris, Inc.		2,121	381,483
IPG Photonics Corp.(a)		2,750	322,630
MKS, Inc.		928	412,774
SiTime Corp.(a)		1,213	904,364
			2,830,584
Software	6.4%
Dynatrace, Inc.(a)		11,679	512,825
Okta, Inc.(a)		3,792	517,419
Palo Alto Networks, Inc.(a)		1,940	661,579
PTC, Inc.(a)		1,469	166,893
Varonis Systems, Inc.(a)		6,792	284,992
			2,143,708
Specialty Finance	3.2%
Ally Financial, Inc.		8,673	398,524
Jack Henry & Associates, Inc.		2,382	328,097
Verisk Analytics, Inc.		1,930	346,493
			1,073,114
Transportation & Logistics	2.6%
JB Hunt Transport Services, Inc.		3,030	876,973
Transportation Equipment	1.4%
Westinghouse Air Brake Technologies Corp.		1,724	464,790
TOTAL COMMON STOCKS (Cost $26,555,206)			33,308,168

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.8%
Northern Institutional Treasury Portfolio (Premier Class),(b)		268,195	$268,195
TOTAL SHORT-TERM INVESTMENTS (Cost $268,195)			268,195
TOTAL INVESTMENTS (Cost $26,823,401)	99.8%		33,576,363
NET OTHER ASSETS (LIABILITIES)	0.2%		55,833
NET ASSETS	100.0%		$33,632,196

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At June 30, 2026 the industry sectors (excluding short-term investments) for the Trillium ESG Small/Mid Cap Fund were:
Sector Allocation	% of Net Assets
Industrials	24.2%
Information Technology	19.9
Financials	16.5
Consumer Discretionary	10.3
Health Care	9.3
Real Estate	5.9
Materials	4.6
Consumer Staples	3.5
Communication Services	3.0
Utilities	1.8
Total	99.0%